Note 18 - Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	January 31, 2025						January 31, 2024
	Digital Banking Canada	Digital Banking USA	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated	Digital Banking Canada	Digital Meteor	DRTC	Eliminations/ Adjustments	Consolidated
Net interest income	$23,685	$2,039	$-	$-	$-	$25,724	$26,568	$-	$-	$-	$26,568
Non-interest income	125	1	342	1,989	(354)	2,103	120	580	1,920	(337)	2,283
Total revenue	23,810	2,040	342	1,989	(354)	27,827	26,688	580	1,920	(337)	28,851

Provision for (recovery of) credit losses	1,033	(9)	-	-	-	1,024	(127)	-	-	-	(127)
	22,777	2,049	342	1,989	(354)	26,803	26,815	580	1,920	(337)	28,978

Non-interest expenses:
Salaries and benefits	5,289	1,164	217	1,944	-	8,614	5,371	144	1,023	-	6,538
General and administrative	4,716	597	44	486	(354)	5,489	4,276	50	344	(337)	4,333
Premises and equipment	903	109	48	536	-	1,596	768	43	342	-	1,153
	10,908	1,870	309	2,966	(354)	15,699	10,415	237	1,709	(337)	12,024

Income (loss) before income taxes	11,869	179	33	(977)	-	11,104	16,400	343	211	-	16,954

Income tax provision	3,105	76	-	(220)	-	2,961	4,136	5	114	-	4,255

Net income (loss)	$8,764	$103	$33	$(757)	$-	$8,143	$12,264	$338	$97	$-	$12,699

Total assets	$4,707,062	$256,627	$11,236	$25,340	$(28,533)	$4,971,732	$4,299,625	$2,821	$24,476	$(17,287)	$4,309,635

Total liabilities	$4,350,601	$115,351	$8,922	$21,548	$(45,985)	$4,450,437	$3,914,863	$719	$27,906	$(22,887)	$3,920,601